BASIS OF PREPARATION BASIS OF PREPARATION (Narrative) (Details) - USD ($)	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 109,102,000	$ 82,464,000
Right-of-use assets	92,447,000	$ 59,445,000	$ 73,539,000
Interest rate risk
Disclosure of initial application of standards or interpretations [line items]
Notional amount	400,000,000
Interest rate risk | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 250,000,000